UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-ALPHA STRATEGY FUND July 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.88%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	8,321,160	$145,454
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	13,293,043	153,934
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	5,314,492	71,958
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,205,376	72,217
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I*(d)	5,220,361	69,535
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I*(c)	5,192,645	144,408
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	5,230,007	70,291

Total Investments in Underlying Funds (cost $751,516,651)		727,797

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement

Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $730,000 of Federal National Mortgage Assoc. at 0.25% due 5/2/2011; value: $728,175; proceeds: $710,353 (cost $710,352)	$710	$710

Total Investments in Securities 99.98% (cost $752,227,003)		728,507

Other Assets in Excess of Liabilities 0.02%		115

Net Assets 100.00%		$728,622

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND July 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.86%

Aerospace & Defense 2.02%

Curtiss-Wright Corp.	57,620	$1,745
Hexcel Corp.*	850,000	15,886
United Technologies Corp.	560,000	39,816

Total		57,447

Auto Components 0.25%

Tenneco, Inc.*	261,600	7,220

Automobiles 1.88%

Ford Motor Co.*	4,175,000	53,315

Biotechnology 3.16%

Amgen, Inc.*	1,380,000	75,251
Human Genome Sciences, Inc.*	310,000	8,041
Onyx Pharmaceuticals, Inc.*	251,300	6,534

Total		89,826

Capital Markets 8.51%

Affiliated Managers Group, Inc.*	415,000	29,394
Charles Schwab Corp. (The)	1,694,700	25,065
Franklin Resources, Inc.	327,500	32,940
Goldman Sachs Group, Inc. (The)	297,600	44,884
Invesco Ltd.	445,400	8,703
Lazard Ltd. Class A	1,220,000	36,197
Morgan Stanley	328,000	8,853
Raymond James Financial, Inc.	272,494	7,270
State Street Corp.	1,245,000	48,455

Total		241,761

Chemicals 1.85%

Air Products & Chemicals, Inc.	725,000	52,620

Commercial Banks 7.37%

City National Corp.	585,000	33,152
Commerce Bancshares, Inc.	536,214	20,993
Cullen/Frost Bankers, Inc.	655,000	36,163
KeyCorp	3,525,000	29,821
SunTrust Banks, Inc.	580,000	15,051
TCF Financial Corp.	900,000	14,256
Wells Fargo & Co.	1,600,000	44,368
Zions Bancorporation	705,000	15,644

Total		209,448

Computers & Peripherals 3.15%

EMC Corp.*	1,315,600	26,036
Hewlett-Packard Co.	1,380,000	63,535

Total		89,571

Consumer Finance 0.67%

Capital One Financial Corp.	450,000	19,048

Containers & Packaging 0.23%

Owens-Illinois, Inc.*	240,000	6,636

Diversified Financial Services 2.53%

Bank of America Corp.	3,020,000	42,401
JPMorgan Chase & Co.	730,000	29,404

Total		71,805

Electric: Utilities 1.71%

NextEra Energy, Inc.	545,000	28,503
PPL Corp.	730,000	19,922

Total		48,425

Electrical Equipment 0.11%

AMETEK, Inc.	70,000	3,099

Energy Equipment & Services 2.75%

Halliburton Co.	1,485,000	44,372
Superior Energy Services, Inc.*	300,000	6,837
Weatherford International Ltd. (Switzerland)*(a)	1,655,000	26,811

Total		78,020

Food Products 1.39%

Archer Daniels Midland Co.	1,439,100	39,374

Gas Utilities 0.70%

EQT Corp.	545,000	19,991

Health Care Equipment & Supplies 2.56%

Cooper Cos., Inc. (The)	734,247	28,533
Kinetic Concepts, Inc.*	170,600	6,058
Stryker Corp.	150,900	7,027
Wright Medical Group, Inc.*	560,000	8,742
Zimmer Holdings, Inc.*	420,000	22,256

Total		72,616

Health Care Providers & Services 3.99%

AmerisourceBergen Corp.	295,800	8,865
DaVita, Inc.*	118,400	6,787
Humana, Inc.*	340,000	15,987
McKesson Corp.	408,400	25,656
Patterson Cos., Inc.	520,185	13,879
UnitedHealth Group, Inc.	890,000	27,100
Universal Health Services, Inc. Class B	420,100	15,111

Total		113,385

Hotels, Restaurants & Leisure 1.09%

Carnival Corp. Unit	613,000	21,259
Marriott International, Inc. Class A	290,000	9,834

Total		31,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND July 31, 2010

Investments	Shares	Value (000)
Household Durables 0.97%

Fortune Brands, Inc.	630,000	$27,644

Industrial Conglomerates 1.51%

3M Co.	501,300	42,881

Information Technology Services 4.56%

Accenture plc Class A (Ireland)(a)	923,400	36,604
MasterCard, Inc. Class A	130,000	27,305
VeriFone Systems, Inc.*	2,349,769	51,413
Western Union Co. (The)	870,000	14,120

Total		129,442

Insurance 2.01%

Aflac, Inc.	220,500	10,846
Berkshire Hathaway, Inc. Class B*	375,000	29,295
Chubb Corp. (The)	321,200	16,905

Total		57,046

Internet & Catalog Retail 0.22%

NutriSystem, Inc.	320,196	6,263

Machinery 7.88%

Eaton Corp.	600,000	47,076
EnPro Industries, Inc.*	439,113	13,151
Kaydon Corp.	163,050	6,194
Kennametal, Inc.	561,979	15,393
Pall Corp.	700,000	26,768
Parker Hannifin Corp.	456,538	28,360
RBC Bearings, Inc.*	280,610	8,606
Robbins & Myers, Inc.	629,682	14,936
WABCO Holdings, Inc.*	1,640,000	63,435

Total		223,919

Media 4.72%

Interpublic Group of Cos., Inc. (The)*	4,609,830	42,134
Omnicom Group, Inc.	1,670,282	62,235
Viacom, Inc. Class B	298,200	9,853
Walt Disney Co. (The)	590,000	19,877

Total		134,099

Metals & Mining 6.46%

Agnico-Eagle Mines Ltd. (Canada)(a)	293,700	16,374
Barrick Gold Corp. (Canada)(a)	1,476,000	60,664
Newmont Mining Corp.	590,000	32,981
Nucor Corp.	481,500	18,846
Reliance Steel & Aluminum Co.	790,200	31,039
United States Steel Corp.	535,000	23,717

Total		183,621

Multi-Line Retail 0.17%

J.C. Penney Co., Inc.	191,600	4,719

Oil, Gas & Consumable Fuels 10.67%

Apache Corp.	110,000	10,514
Chevron Corp.	385,000	29,341
El Paso Corp.	4,230,000	52,114
Exxon Mobil Corp.	2,175,000	129,804
Forest Oil Corp.*	128,611	3,677
QEP Resources, Inc.*	125,000	4,303
Southwestern Energy Co.*	710,000	25,879
Williams Cos., Inc. (The)	2,450,000	47,554

Total		303,186

Pharmaceuticals 3.58%

Abbott Laboratories	592,000	29,055
Teva Pharmaceutical Industries Ltd. ADR	180,000	8,793
Warner Chilcott plc Class A (Ireland)*(a)	1,464,800	37,499
Watson Pharmaceuticals, Inc.*	649,900	26,321

Total		101,668

Road & Rail 0.84%

Heartland Express, Inc.	450,000	7,209
Kansas City Southern*	455,000	16,698

Total		23,907

Semiconductors & Semiconductor Equipment 4.14%

Broadcom Corp. Class A	427,800	15,414
Intel Corp.	2,290,000	47,174
Micron Technology, Inc.*	3,100,000	22,568
National Semiconductor Corp.	1,452,600	20,046
Xilinx, Inc.	442,375	12,351

Total		117,553

Software 3.86%

Adobe Systems, Inc.*	1,165,000	33,459
Intuit, Inc.*	900,000	35,775
McAfee, Inc.*	78,828	2,609
Microsoft Corp.	1,470,000	37,941

Total		109,784

Textiles, Apparel & Luxury Goods 0.35%

VF Corp.	126,000	9,996

Total Common Stocks (cost $2,580,485,523)		2,780,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND July 31, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.23%

Repurchase Agreement

Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $35,620,000 of Federal National Mortgage Assoc. at 0.25% due 5/2/2011; value: $35,530,950; proceeds: $34,832,618 (cost $34,832,560)	$34,833	$34,833

Total Investments in Securities 99.09% (cost $2,615,318,083)		2,815,261

Other Assets in Excess of Liabilities 0.91%		25,800

Net Assets 100.00%		$2,841,061

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 96.20%

COMMON STOCKS 94.73%

Australia 2.15%

Chemicals 1.07%

Incitec Pivot Ltd.	3,287,128	$9,665

Multi-Line Retail 1.08%

Myer Holdings Ltd.	3,145,564	9,818

Total Australia		19,483

Austria 0.51%

Real Estate Management & Development

IMMOFINANZ AG*	1,411,091	4,643

Belgium 1.34%

Beverages

Anheuser-Busch InBev NV	228,372	12,093

Brazil 3.78%

Commercial Banks 1.30%

Banco do Brasil SA	412,700	7,166
Banco Santander Brasil SA ADR	347,200	4,625

		11,791

Household Durables 1.28%

PDG Realty SA Empreendimentos e Participacoes	1,082,792	11,525

Water Utilities 1.20%

Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	273,100	10,872

Total Brazil		34,188

Canada 3.29%

Metals & Mining 0.46%

First Quantum Minerals Ltd.	66,000	4,136

Oil, Gas & Consumable Fuels 2.83%

Bankers Petroleum Ltd.*	815,020	5,954
Pembina Pipeline Income Fund Unit	601,400	10,869
PetroBakken Energy Ltd. A Shares	199,035	4,366
Questerre Energy Corp.*	1,502,783	4,460

		25,649

Total Canada		29,785

China 3.17%

Health Care Equipment & Supplies 0.64%

Mindray Medical International Ltd. ADR	186,085	5,758

Independent Power Producers & Energy Traders 0.83%

China Resources Power Holdings Co., Ltd.	3,442,000	7,515

Internet Software & Services 0.75%

Sohu.com, Inc.*	143,500	6,747

Machinery 0.95%

Weichai Power Co., Ltd. H Shares	1,046,000	8,645

Total China		28,665

France 6.29%

Aerospace & Defense 0.94%

Safran SA	315,352	8,511

Construction & Engineering 1.01%

Vinci SA	189,063	9,153

Electrical Equipment 0.92%

Alstom SA	159,151	8,329

Food & Staples Retailing 1.12%

Carrefour SA	219,464	10,103

Insurance 0.89%

AXA SA	436,248	8,041

Multi-Line Retail 0.88%

PPR	59,386	7,944

Pharmaceuticals 0.53%

Sanofi-Aventis SA	30,006	1,743
Sanofi-Aventis SA ADR	105,800	3,083

		4,826

Total France		56,907

Germany 9.01%

Air Freight & Logistics 0.87%

Deutsche Post AG Registered Shares	450,395	7,821

Airlines 1.11%

Deutsche Lufthansa AG Registered Shares*	617,735	10,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
Germany (continued)

Automobiles 1.47%

Daimler AG Registered Shares*	246,690	$13,334

Construction Materials 0.48%

HeidelbergCement AG	86,138	4,338

Diversified Telecommunication Services 0.99%

Deutsche Telekom AG Registered Shares	663,814	8,919

Household Products 0.94%

Henkel KGaA	204,434	8,477

Industrial Conglomerates 0.99%

Siemens AG Registered Shares	92,232	8,989

Machinery 0.99%

GEA Group AG	397,553	8,996

Software 1.17%

SAP AG	231,018	10,549

Total Germany		81,465

Hong Kong 1.84%

Chemicals 0.98%

Huabao International Holdings Ltd.	6,902,000	8,904

Water Utilities 0.86%

Guangdong Investment Ltd.	15,508,000	7,766

Total Hong Kong		16,670

Indonesia 2.56%

Commercial Banks 0.80%

PT Bank Negara Indonesia (Persero) Tbk	21,318,500	7,207

Diversified Telecommunication Services 1.05%

PT Telekomunikasi Indonesia Tbk	10,038,367	9,479

Oil, Gas & Consumable Fuels 0.71%

PT Bumi Resources Tbk	33,651,500	6,468

Total Indonesia		23,154

Ireland 0.72%

Information Technology Services

Accenture plc Class A	163,900	6,497

Israel 1.99%

Pharmaceuticals 1.75%

Teva Pharmaceutical Industries Ltd. ADR	324,045	15,830

Wireless Telecommunication Services 0.24%

Partner Communications Co., Ltd.	129,085	2,144

Total Israel		17,974

Italy 4.36%

Commercial Banks 2.93%

Intesa Sanpaolo SpA	2,647,419	8,763
UniCredit SpA	6,347,040	17,783

		26,546

Diversified Telecommunication Services 0.75%

Telecom Italia SpA	5,293,151	6,743

Multi-Utilities 0.68%

A2A SpA	4,110,146	6,165

Total Italy		39,454

Japan 13.12%

Auto Components 1.59%

Bridgestone Corp.	805,000	14,414

Chemicals 1.22%

Asahi Kasei Corp.	2,112,000	11,050

Commercial Banks 1.25%

Bank of Yokohama Ltd. (The)	2,437,000	11,255

Consumer Finance 0.52%

ORIX Corp.	60,020	4,724

Electronic Equipment, Instruments & Components 1.36%

Nippon Electric Glass Co., Ltd.	962,000	12,260

Household Durables 1.11%

Sony Corp.	320,800	10,044

Machinery 1.00%

NSK Ltd.	1,265,000	9,005

Media 0.46%

Fuji Media Holdings, Inc.	2,870	4,159

Pharmaceuticals 0.71%

Shionogi & Co., Ltd.	316,700	6,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Real Estate Investment Trusts 0.80%

Japan Prime Realty Investment Corp.	3,198	$7,218

Tobacco 0.92%

Japan Tobacco, Inc.	2,596	8,353

Trading Companies & Distributors 2.18%

Mitsui & Co., Ltd.	611,600	7,844
Sumitomo Corp.	1,116,400	11,862

		19,706

Total Japan		118,647

Luxembourg 0.54%

Metals & Mining

ArcelorMittal	160,389	4,889

Netherlands 2.28%

Diversified Financial Services 1.32%

ING Groep NV CVA*	1,237,902	11,905

Food & Staples Retailing 0.96%

Koninklijke Ahold NV	677,968	8,702

Total Netherlands		20,607

Norway 1.76%

Chemicals 0.51%

Yara International ASA	123,750	4,665

Commercial Banks 1.25%

DnB NOR ASA	907,600	11,271

Total Norway		15,936

Poland 0.63%

Beverages

Central European Distribution Corp.*	219,500	5,722

Singapore 1.55%

Commercial Banks

DBS Group Holdings Ltd.	1,327,100	14,054

South Korea 3.54%

Auto Components 1.44%

Hyundai Mobis	75,314	13,018

Diversified Telecommunication Services 1.10%

KT Corp.	273,880	9,908

Semiconductors & Semiconductor Equipment 1.00%

Samsung Electronics Co., Ltd.	13,271	9,086

Total South Korea		32,012

Sweden 1.17%

Communications Equipment

Telefonaktiebolaget LM Ericsson ADR	959,100	10,550

Switzerland 4.81%

Biotechnology 0.77%

Actelion Ltd. Registered Shares*	171,749	6,946

Food Products 1.53%

Nestle SA Registered Shares	280,204	13,853

Insurance 1.21%

Zurich Financial Services AG	46,838	10,935

Pharmaceuticals 1.30%

Roche Holding Ltd. AG	90,183	11,731

Total Switzerland		43,465

Taiwan 1.17%

Computers & Peripherals

Wistron Corp.	6,573,065	10,605

Thailand 0.96%

Commercial Banks

Bangkok Bank Public Co., Ltd.	2,007,800	8,647

Turkey 1.52%

Automobiles 0.62%

Ford Otomotiv Sanayi AS	753,906	5,602

Diversified Telecommunication Services 0.90%

Turk Telekomunikasyon AS	2,159,226	8,094

Total Turkey		13,696

United Kingdom 20.67%

Commercial Banks 3.52%

Barclays plc	3,191,747	16,668
HSBC Holdings plc	726,642	7,366
HSBC Holdings plc ADR	152,295	7,779

		31,813

Food & Staples Retailing 1.05%

Tesco plc	1,550,118	9,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Industrial Conglomerates 0.78%

Tomkins plc	1,395,501	$7,095

Insurance 1.74%

Aviva plc	1,376,586	7,720
Prudential plc	921,306	8,016

		15,736

Media 2.25%

Reed Elsevier plc	1,093,680	9,473
WPP plc	1,025,319	10,900

		20,373

Metals & Mining 1.27%

Anglo American plc*	291,162	11,534

Multi-Utilities 1.22%

National Grid plc	1,382,485	11,053

Oil, Gas & Consumable Fuels 4.06%

BG Group plc	381,000	6,107
BP plc ADR	83,100	3,197
Cairn Energy plc*	723,570	5,300
Tullow Oil plc	1,144,841	22,114

		36,718

Pharmaceuticals 1.21%

GlaxoSmithKline plc ADR	310,795	10,931

Tobacco 1.89%

British American Tobacco plc	176,061	6,061
Imperial Tobacco Group plc	388,409	10,995

		17,056

Wireless Telecommunication Services 1.68%

Vodafone Group plc	6,495,896	15,162

Total United Kingdom		186,973

Total Common Stocks (cost $811,805,346)		856,781

PREFERRED STOCK 1.47%

Germany

Health Care Equipment & Supplies

Fresenius SE (cost $10,290,897)	187,040	13,286

Total Long-Term Investments (cost $822,096,243)		870,067

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.55%

Repurchase Agreement

Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $11,665,000 of Federal Home Loan Bank at 0.85% due 5/4/2011 and 2,615,000 of Federal National Mortgage Assoc. at 0.25% due 5/2/2011; value: $14,360,950; proceeds: $14,078,827 (cost $14,078,804)	$14,079	$14,079

Total Investments in Securities 97.75% (cost $836,175,047)		884,146

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a ) 2.25%		20,328

Net Assets 100.00%		$904,474

ADR	American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2010

Open Forward Foreign Currency Exchange Contracts at July 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	Barclays Bank plc	9/24/2010	14,500,000	$11,711,215	$13,040,139	$1,328,924
Australian dollar	Buy	Goldman Sachs	10/22/2010	12,050,000	10,326,850	10,800,769	473,919
Brazilian real	Sell	Morgan Stanley	9/20/2010	10,350,000	5,605,199	5,822,521	(217,322)
euro dollar	Buy	UBS AG	10/22/2010	13,550,000	16,785,198	17,654,873	869,675
euro dollar	Sell	Credit Suisse	10/22/2010	6,775,000	8,331,895	8,827,436	(495,541)
Israeli new shekel	Sell	Goldman Sachs	9/24/2010	38,646,500	10,074,687	10,245,945	(171,258)
Japanese yen	Buy	UBS AG	9/17/2010	2,955,000,000	31,935,588	34,216,434	2,280,846
South Korean won	Sell	Barclays Bank plc	9/20/2010	10,675,000,000	9,310,946	9,003,482	307,464

Total Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,376,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
LONG - TERM INVESTMENTS 95.69%

COMMON STOCKS 95.53%

Australia 5.93%

Commercial Banks 2.28%

Australia & New Zealand Banking Group Ltd.	204,640	$4,267
National Australia Bank Ltd.	199,797	4,542

		8,809

Food Products 0.75%

Goodman Fielder Ltd.	2,404,256	2,904

Insurance 1.08%

QBE Insurance Group Ltd.	275,845	4,168

Multi-Utilities 0.96%

DUET Group	2,513,597	3,718

Real Estate Investment Trusts 0.86%

GPT Group	1,294,770	3,350

Total Australia		22,949

Austria 2.04%

Air Freight & Logistics 1.51%

Oesterreichische Post AG	219,021	5,855

Insurance 0.53%

Vienna Insurance Group	42,770	2,031

Total Austria		7,886

Brazil 4.73%

Commercial Banks 0.79%

Banco do Brasil SA	175,400	3,046

Household Durables 1.03%

PDG Realty SA Empreendimentos e Participacoes	375,929	4,001

Information Technology Services 1.30%

Redecard SA	332,600	5,023

Water Utilities 1.61%

Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	156,500	6,230

Total Brazil		18,300

Canada 6.91%

Media 1.99%

Yellow Pages Income Fund Unit	1,402,555	7,695

Oil, Gas & Consumable Fuels 4.92%

Baytex Energy Trust Unit	162,531	5,146
Daylight Energy Ltd.	293,400	2,540
Enerplus Resources Fund Unit	117,620	2,705
Pembina Pipeline Income Fund Unit	318,400	5,754
Penn West Energy Trust Unit	148,630	2,882

		19,027

Total Canada		26,722

China 0.97%

Commercial Banks

Bank of China Ltd. H Shares	7,138,000	3,768

Czech Republic 2.04%

Commercial Banks 0.76%

Komercni Banka AS	15,245	2,960

Diversified Telecommunication Services 0.53%

Telefonica O2 Czech Republic AS	89,033	2,035

Electric: Utilities 0.75%

CEZ AS	63,074	2,884

Total Czech Republic		7,879

Finland 0.97%

Machinery

Konecranes OYJ	115,000	3,751

France 10.47%

Construction & Engineering 1.03%

Vinci SA	82,047	3,972

Electrical Equipment 2.06%

Alstom SA	67,533	3,534
Schneider Electric SA	38,504	4,441

		7,975

Insurance 0.90%

AXA SA	189,136	3,486

Media 2.53%

Metropole Television SA	183,078	4,059
PagesJaunes Groupe	517,831	5,732

		9,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
France (continued)

Multi-Line Retail 1.37%

PPR	39,737	$5,316

Office Electronics 0.99%

Neopost SA	49,735	3,847

Oil, Gas & Consumable Fuels 0.86%

TOTAL SA ADR	65,400	3,311

Pharmaceuticals 0.73%

Sanofi-Aventis SA	48,677	2,827

Total France		40,525

Germany 4.51%

Air Freight & Logistics 1.53%

Deutsche Post AG Registered Shares	341,346	5,927

Chemicals 0.99%

BASF SE	65,675	3,835

Diversified Telecommunication Services 1.50%

Deutsche Telekom AG Registered Shares	430,927	5,790

Electric: Utilities 0.49%

E. On AG	63,383	1,891

Total Germany		17,443

Greece 1.12%

Electric: Utilities

Public Power Corp. SA	271,338	4,317

Hong Kong 2.97%

Communications Equipment 1.27%

VTech Holdings Ltd.	461,000	4,903

Specialty Retail 0.72%

Esprit Holdings Ltd.	444,900	2,792

Water Utilities 0.98%

Guangdong Investment Ltd.	7,608,000	3,810

Total Hong Kong		11,505

Indonesia 1.29%

Diversified Telecommunication Services 0.75%

PT Telekomunikasi Indonesia Tbk ADR	77,700	2,917

Oil, Gas & Consumable Fuels 0.54%

PT Bumi Resources Tbk	10,805,000	2,077

Total Indonesia		4,994

Ireland 0.39%

Airlines

Ryanair Holdings plc*	300,409	1,505

Israel 0.60%

Wireless Telecommunication Services
Partner Communications Co., Ltd. ADR	139,400	2,307

Italy 2.74%

Diversified Telecommunication Services 0.76%

Telecom Italia SpA	2,294,845	2,923

Media 0.99%

Mediaset SpA	599,295	3,852

Oil, Gas & Consumable Fuels 0.99%

Eni SpA ADR	93,600	3,829

Total Italy		10,604

Japan 3.53%

Office Electronics 1.41%

Canon, Inc.	125,200	5,456

Real Estate Investment Trusts 0.79%

MID REIT, Inc.	1,472	3,043

Trading Companies & Distributors 1.33%

Sumitomo Corp.	484,600	5,149

Total Japan		13,648

Luxembourg 0.58%

Metals & Mining

ArcelorMittal	73,602	2,243

Netherlands 0.86%

Oil, Gas & Consumable Fuels

Royal Dutch Shell plc ADR	60,400	3,347

New Zealand 1.21%

Construction Materials

Fletcher Building Ltd.	847,923	4,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
Portugal 0.50%

Electric: Utilities

EDP-Energias de Portugal SA	588,945	$1,936

Singapore 2.30%

Commercial Banks 1.45%

DBS Group Holdings Ltd.	527,975	5,591

Real Estate Investment Trust 0.85%

CapitaRetail China Trust	3,679,000	3,301

Total Singapore		8,892

South Africa 1.42%

Metals & Mining

Kumba Iron Ore Ltd.	108,137	5,485

South Korea 1.86%

Capital Markets 0.87%

Daishin Securities Co., Ltd.	270,090	3,356

Diversified Telecommunication Services 0.99%

KT Corp. ADR	203,800	3,842

Total South Korea		7,198

Spain 6.42%

Commercial Banks 3.32%

Banco Bilbao Vizcaya Argentaria SA	308,330	4,153
Banco Popular Espanol SA	461,604	3,068
Banco Santander SA ADR	441,200	5,634

		12,855

Diversified Financial Services 1.35%

Bolsas y Mercados Espanoles SA	202,838	5,234

Gas Utilities 0.75%

Enagas SA	156,200	2,882

Oil, Gas & Consumable Fuels 1.00%

Repsol YPF SA	164,468	3,880

Total Spain		24,851

Sweden 1.06%

Construction & Engineering

Skanska AB B Shares	242,778	4,106

Switzerland 2.97%

Food Products 0.97%

Nestle SA Registered Shares	75,600	3,738

Insurance 1.28%

Zurich Financial Services AG	21,177	4,944

Pharmaceuticals 0.72%

Roche Holding Ltd. AG	21,500	2,797

Total Switzerland		11,479

Taiwan 1.00%

Semiconductors & Semiconductor Equipment

Siliconware Precision Industries Co. ADR	795,320	3,881

Thailand 0.95%

Consumer Finance

Tisco Financial Group Public Co., Ltd.	4,049,600	3,670

Turkey 3.95%

Automobiles 1.35%

Ford Otomotiv Sanayi AS	702,493	5,220

Diversified Telecommunication Services 1.49%

Turk Telekomunikasyon AS	1,540,817	5,776

Oil, Gas & Consumable Fuels 1.11%

Tupras Turkiye Petrol Rafinerileri AS	188,635	4,287

Total Turkey		15,283

United Kingdom 17.43%

Aerospace & Defense 0.66%

BAE Systems plc	519,503	2,547

Capital Markets 1.00%

Man Group plc	1,140,601	3,889

Commercial Banks 1.43%

HSBC Holdings plc	546,312	5,538

Food Products 1.27%

Unilever plc	173,254	4,923

Industrial Conglomerates 0.68%

Tomkins plc	520,169	2,645

Insurance 3.33%

Aviva plc	596,820	3,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Catlin Group Ltd.	1,055,133	$6,371
Prudential plc	362,630	3,155

		12,873

Multi-Utilities 1.52%

National Grid plc	735,270	5,878

Oil, Gas & Consumable Fuels 0.52%

BP plc	313,031	1,994

Pharmaceuticals 2.82%

AstraZeneca plc	103,883	5,278
GlaxoSmithKline plc	323,651	5,642

		10,920

Tobacco 2.50%

British American Tobacco plc	170,065	5,855
Imperial Tobacco Group plc	134,559	3,809

		9,664

Wireless Telecommunication Services 1.70%

Vodafone Group plc	2,816,631	6,574

Total United Kingdom		67,445

United States 1.81%

Oil, Gas & Consumable Fuels 0.74%

Nordic American Tanker Shipping Ltd.	100,500	2,883

Tobacco 1.07%

Altria Group, Inc.	186,700	4,137

Total United States		7,020

Total Common Stocks (cost $359,122,827)		369,615

	Principal Amount (000)
CONVERTIBLE BOND 0.16%

Luxembourg

Metals & Mining

ArcelorMittal at 5.00% due 5/15/2014 (cost $475,000)	$475	608

Total Long-Term Investments (cost $359,597,827)		370,223

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.60%

Repurchase Agreement

Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $6,325,000 of Federal National Mortgage Assoc. at 0.25% due 5/2/2011; value: $6,309,188; proceeds: $6,184,641 (cost $6,184,631)	$6,185	$6,185

Total Investments in Securities 97.29% (cost $365,782,458)		376,408

Foreign Cash and Other Assets in Excess of Liabilities 2.71%(a)		10,494

Net Assets 100.00%		$386,902

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2010

Open Forward Foreign Currency Exchange Contracts at July 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Barclays Bank plc	8/23/2010	17,450,000	$17,499,085	$16,969,836	$(529,249)
British pound	Sell	UBS AG	8/23/2010	7,800,000	12,001,470	12,238,207	(236,737)

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(765,986)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 97.81%

COMMON STOCKS 96.09%

Australia 3.32%

Chemicals 1.32%

Incitec Pivot Ltd.	1,491,054	$4,384

Metals & Mining 0.35%

Coal of Africa Ltd.*	783,407	1,168

Multi-Line Retail 0.54%

Myer Holdings Ltd.	576,505	1,799

Multi-Utilities 1.11%

DUET Group	2,484,074	3,674

Total Australia		11,025

Austria 1.93%

Hotels, Restaurants & Leisure 1.42%

bwin Interactive Entertainment AG	85,042	4,730

Real Estate Management & Development 0.51%

IMMOFINANZ AG*	516,818	1,701

Total Austria		6,431

Brazil 3.56%

Household Durables 1.15%

PDG Realty SA Empreendimentos e Participacoes	359,049	3,822

Software 0.66%

Totvs SA	30,200	2,213

Textiles, Apparel & Luxury Goods 0.39%

Restoque Comercio e Confeccoes de Roupas SA	226,605	1,288

Water Utilities 1.36%

Companhia de Saneamento Basico do Estado de Sao Paulo ADR	113,700	4,526

Total Brazil		11,849

Canada 3.07%

Airlines 0.33%

Westjet Airlines Ltd.*	91,968	1,093

Metals & Mining 1.43%

Equinox Minerals Ltd.*	1,051,500	4,766

Oil, Gas & Consumable Fuels 1.31%

Crescent Point Energy Corp.	45,400	1,673
PetroBakken Energy Ltd. A Shares	74,100	1,625
Questerre Energy Corp.*	350,020	1,037

		4,335

Total Canada		10,194

China 1.79%

Electrical Equipment 0.49%

Harbin Electric, Inc.*	89,136	1,637

Food Products 0.79%

Zhongpin, Inc.*	178,485	2,627

Internet Software & Services 0.51%

Sohu.com, Inc.*	35,788	1,683

Total China		5,947

Egypt 1.28%

Automobiles 0.63%

Ghabbour Auto	309,001	2,098

Capital Markets 0.65%

EFG-Hermes Holding SAE	444,308	2,162

Total Egypt		4,260

France 4.40%

Beverages 0.95%

Remy Cointreau SA	57,756	3,157

Computers & Peripherals 1.28%

Gemalto NV	103,779	4,260

Distributors 0.36%

CFAO SA	39,290	1,202

Media 1.81%

Ipsos SA	102,785	4,086
Publicis Groupe	42,385	1,910

		5,996

Total France		14,615

Germany 9.09%

Aerospace & Defense 1.25%

MTU Aero Engines Holding AG	71,641	4,160

Chemicals 1.47%

Symrise GmbH & Co. AG	196,220	4,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
Germany (continued)

Electrical Equipment 0.40%

Tognum AG	66,940	$1,337

Industrial Conglomerates 1.55%

Rheinmetall AG	86,040	5,150

Life Sciences Tools & Services 1.40%

Gerresheimer AG*	127,068	4,643

Semiconductors & Semiconductor Equipment 0.81%

Dialog Semiconductor plc*	201,550	2,695

Textiles, Apparel & Luxury Goods 0.73%

Adidas AG	44,426	2,406

Trading Companies & Distributors 0.92%

Kloeckner & Co. SE*	148,147	3,068

Transportation Infrastructure 0.56%

Hamburger Hafen und Logistik AG	51,086	1,866

Total Germany		30,209

Greece 0.64%

Hotels, Restaurants & Leisure

Intralot SA-Integrated Lottery Systems & Services	481,690	2,134

Hong Kong 4.17%

Auto Components 0.85%

Minth Group Ltd.	1,884,000	2,828

Communications Equipment 1.10%

VTech Holdings Ltd.	342,000	3,637

Hotels, Restaurants & Leisure 0.21%

REXLot Holdings Ltd.	8,000,000	700

Specialty Retail 1.19%

Hengdeli Holdings Ltd.	8,660,000	3,969

Textiles, Apparel & Luxury Goods 0.82%

Daphne International Holdings Ltd.	2,932,000	2,714

Total Hong Kong		13,848

Indonesia 1.58%

Commercial Banks 1.37%

PT Bank Negara Indonesia (Persero) Tbk	13,445,500	4,545

Real Estate Management & Development 0.21%

PT Bakrieland Development Tbk	48,152,500	716

Total Indonesia		5,261

Ireland 2.38%

Beverages 1.07%

C&C Group plc	840,691	3,565

Health Care Providers & Services 0.52%

United Drug plc	539,413	1,710

Machinery 0.79%

Charter International plc	231,731	2,625

Total Ireland		7,900

Italy 7.52%

Beverages 1.00%

Davide Campari-Milano SpA	629,839	3,318

Capital Markets 1.52%

Azimut Holding SpA	503,302	5,044

Electric: Utilities 2.11%

Iren SpA	1,861,427	2,972
Terna-Rete Elettrica Nationale SpA	973,220	4,046

		7,018

Electrical Equipment 0.67%

Prysmian SpA	131,803	2,229

Food Products 1.15%

Parmalat SpA	1,582,985	3,833

Textiles, Apparel & Luxury Goods 0.64%

Safilo Group SpA*	194,755	2,114

Transportation Infrastructure 0.43%

Ansaldo STS SpA	109,271	1,428

Total Italy		24,984

Japan 19.23%

Auto Components 1.26%

Keihin Corp.	120,000	2,171
Nifco, Inc.	87,900	2,000

		4,171

Chemicals 2.56%

JSR Corp.	214,500	3,759
ZEON Corp.	662,000	4,766

		8,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Communications Equipment 0.89%

Hitachi Kokusai Electric, Inc.	369,000	$2,973

Containers & Packaging 1.48%

FP Corp.	92,500	4,925

Diversified Consumer Services 1.10%

Benesse Holdings, Inc.	82,300	3,644

Electronic Equipment, Instruments & Components 1.98%

IBIDEN Co., Ltd.	74,100	2,214
Nippon Electric Glass Co., Ltd.	342,000	4,358

		6,572

Health Care Equipment & Supplies 1.19%

Hogy Medical Co., Ltd.	82,800	3,963

Hotels, Restaurants & Leisure 0.68%

PGM Holdings KK	3,687	2,262

Household Durables 0.71%

Makita Corp.	82,000	2,369

Information Technology Services 1.35%

Obic Co., Ltd.	23,750	4,484

Machinery 1.34%

Sumitomo Heavy Industries Ltd.	758,000	4,439

Multi-Line Retail 0.85%

Isetan Mitsukoshi Holdings Ltd.	299,908	2,833

Pharmaceuticals 1.21%

Rohto Pharmaceutical Co., Ltd.	157,000	1,928
Sawai Pharmaceutical Co., Ltd.	23,600	2,098

		4,026

Real Estate Investment Trusts 0.65%

Japan Prime Realty Investment Corp.	454	1,025
United Urban Investment Corp.	172	1,143

		2,168

Semiconductors & Semiconductor Equipment 0.30%

Axell Corp.	29,600	987

Specialty Retail 1.01%

Nitori Co., Ltd.	38,800	3,346

Wireless Telecommunication Services 0.67%

Okinawa Cellular Telephone Co.	1,126	2,227

Total Japan		63,914

Kazakhstan 0.40%

Oil, Gas & Consumable Fuels

KazMunaiGas Exploration Production GDR	68,600	1,342

Netherlands 0.67%

Electrical Equipment

Draka Holding NV*	147,218	2,243

Philippines 3.06%

Commercial Banks 1.50%

Metropolitan Bank & Trust Co.	3,778,200	4,977

Real Estate Management & Development 1.56%

Megaworld Corp.	157,562,000	5,189

Total Philippines		10,166

Poland 0.41%

Beverages

Central European Distribution Corp.*	52,140	1,359

Spain 3.50%

Commercial Services & Supplies 1.40%

Prosegur Compania de Seguridad SA Registered Shares	94,629	4,653

Food Products 2.10%

Ebro Food SA	154,739	2,702
Viscofan SA	147,850	4,283

		6,985

Total Spain		11,638

Sweden 1.29%

Food & Staples Retailing

Axfood AB	149,906	4,277

Switzerland 3.61%

Capital Markets 1.04%

EFG International AG	293,400	3,464

Hotels, Restaurants & Leisure 0.63%

Orascom Development Holding AG EDR*	745,640	2,086

Life Sciences Tools & Services 0.61%

Lonza Group AG Registered Shares	26,102	2,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2010

Investments	Shares	U.S. $ Value (000)
Switzerland (continued)

Specialty Retail 1.33%

Dufry Group Registered Shares*	54,236	$4,426

Total Switzerland		12,003

Taiwan 1.13%

Computers & Peripherals

Wistron Corp.	2,327,566	3,755

United Kingdom 18.06%

Aerospace & Defense 0.77%

Cobham plc	682,455	2,543

Airlines 0.74%

easyJet plc*	394,212	2,473

Beverages 1.24%

Britvic plc	547,089	4,121

Capital Markets 1.51%

Schroders plc	247,989	5,012

Chemicals 0.51%

Croda International plc	84,064	1,703

Commercial Services & Supplies 1.41%

Babcock International Group plc	537,298	4,671

Electrical Equipment 0.14%

Ceres Power Holdings plc*	371,701	461

Hotels, Restaurants & Leisure 2.67%

PartyGaming plc*	828,752	3,901
Sportingbet plc	2,329,021	2,266
TUI Travel plc	817,227	2,697

		8,864

Household Durables 0.45%

Bellway plc	165,505	1,505

Industrial Conglomerates 0.98%

Tomkins plc	639,609	3,252

Insurance 2.34%

Amlin plc	587,574	3,917
Catlin Group Ltd.	637,383	3,849

		7,766

Oil, Gas & Consumable Fuels 2.95%

Dana Petroleum plc*	71,556	1,921
Dragon Oil plc*	555,738	3,726
Premier Oil plc*	182,440	4,174

		9,821

Professional Services 1.94%

Intertek Group plc	165,185	4,088
Michael Page International plc	388,861	2,366

		6,454

Software 0.41%

Micro Focus International plc	212,766	1,380

Total United Kingdom		60,026

Total Common Stocks (cost $285,361,461)		319,380

PREFERRED STOCKS 1.72%

Brazil 1.72%

Electric: Utilities 1.02%

Companhia de Transmissao de Energia Eletrica Paulista	124,042	3,413

Machinery 0.70%

Marcopolo SA	405,379	2,323

Total Preferred Stocks (cost $5,133,186)		5,736

Total Long-Term Investments (cost $290,494,647)		325,116

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.38%

Repurchase Agreement

Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $8,010,000 of Federal Home Loan Bank at 0.85% due 5/4/2011; value: $8,070,075; proceeds: $7,909,202 (cost $7,909,189)	$7,909	7,909

Total Investments in Securities 100.19% (cost $298,403,836)		333,025

Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.19%)(a )		(641)

Net Assets 100.00%		$332,384

ADR	American Depositary Receipt.

EDR	Egyptian Depositary Receipt.

GDR	Global Depositary Receipt.

*	Non-income producing security.
(a)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on futures contracts and forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2010

Open Forward Foreign Currency Exchange Contracts at July 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	UBS AG	8/30/2010	2,700,000	$2,454,030	$2,435,353	$(18,677)
Brazilian real	Sell	UBS AG	8/30/2010	11,400,000	6,343,907	6,440,074	(96,167)
Canadian dollar	Buy	Goldman Sachs	8/31/2010	5,260,000	5,229,252	5,114,775	(114,477)
Canadian dollar	Buy	Barclays Bank plc	9/27/2010	2,670,000	2,525,300	2,595,194	69,894
Canadian dollar	Buy	Morgan Stanley	10/22/2010	11,950,000	11,691,615	11,609,764	(81,851)
Japanese yen	Sell	Barclays Bank plc	8/9/2010	867,000,000	9,240,903	10,035,797	(794,894)
South Korean won	Buy	Prudential Securities	10/18/2010	8,950,000,000	7,324,059	7,539,837	215,778
Swiss franc	Buy	Goldman Sachs	8/30/2010	6,158,250	5,674,342	5,913,461	239,119

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(581,275)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND July 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 103.61%

Aerospace & Defense 1.36%

Honeywell International, Inc.	5,640	$242
Raytheon Co.	1,610	74
United Technologies Corp.	4,260	303

Total		619

Automobiles 1.31%

Ford Motor Co.*	46,820	598

Beverages 1.68%

Coca-Cola Co. (The)	5,050	278
PepsiCo, Inc.	7,470	485

Total		763

Biotechnology 1.92%

Amgen, Inc.*	13,250	722
Human Genome Sciences, Inc.*	5,770	150

Total		872

Capital Markets 6.75%

Bank of New York Mellon Corp. (The)	6,514	163
Franklin Resources, Inc.	1,660	167
Goldman Sachs Group, Inc. (The)	9,500	1,433
Morgan Stanley	28,560	771
State Street Corp.	7,960	310
T. Rowe Price Group, Inc.	4,770	230

Total		3,074

Chemicals 4.28%

Dow Chemical Co. (The)	31,040	848
E.I. du Pont de Nemours & Co.	7,690	313
Monsanto Co.	4,220	244
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	5,210	546

Total		1,951

Commercial Banks 8.81%

BB&T Corp.	5,090	126
Comerica, Inc.	9,000	345
Fifth Third Bancorp	42,090	535
PNC Financial Services Group, Inc. (The)	12,180	723
Regions Financial Corp.	25,790	189
SunTrust Banks, Inc.	20,490	532
Wells Fargo & Co.	56,300	1,561

Total		4,011

Communications Equipment 0.33%

Cisco Systems, Inc.*	6,550	151

Computers & Peripherals 1.90%

Dell, Inc.*	20,810	276
EMC Corp.*	12,450	246
Hewlett-Packard Co.	5,260	242
Smart Technologies, Inc. Class A (Canada)*(a)	6,700	103

Total		867

Consumer Finance 1.43%

Capital One Financial Corp.	15,400	652

Containers & Packaging 0.30%

Owens-Illinois, Inc.*	4,960	137

Diversified Financial Services 9.49%

Bank of America Corp.	118,129	1,659
Citigroup, Inc.*	211,110	866
JPMorgan Chase & Co.	44,610	1,797

Total		4,322

Diversified Telecommunication Services 3.31%

AT&T, Inc.	36,003	934
CenturyLink, Inc.	4,690	167
Verizon Communications, Inc.	13,960	406

Total		1,507

Electric: Utilities 1.09%

Duke Energy Corp.	9,230	158
NextEra Energy, Inc.	2,020	106
Southern Co.	6,620	234

Total		498

Electronic Equipment, Instruments & Components 0.89%

Arrow Electronics, Inc.*	3,540	88
Avnet, Inc.*	6,000	151
Corning, Inc.	9,150	166

Total		405

Energy Equipment & Services 2.62%

Cameron International Corp.*	3,050	121
Halliburton Co.	18,900	565
Schlumberger Ltd.	4,178	249
Smith International, Inc.	6,170	256

Total		1,191

Food & Staples Retailing 0.95%

CVS Caremark Corp.	14,090	432

Food Products 1.44%

General Mills, Inc.	5,010	171
Kraft Foods, Inc. Class A	16,655	486

Total		657

Health Care Equipment & Supplies 0.31%

Covidien plc (Ireland)(a)	3,790	141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND July 31, 2010

Investments	Shares	Value (000)
Health Care Providers & Services 1.80%

McKesson Corp.	4,000	$251
UnitedHealth Group, Inc.	11,920	363
WellPoint, Inc.*	4,090	207

Total		821

Hotels, Restaurants & Leisure 3.31%

Carnival Corp. Unit	21,200	735
Marriott International, Inc. Class A	16,769	569
Starwood Hotels & Resorts Worldwide, Inc.	4,190	203

Total		1,507

Household Products 2.16%

Colgate-Palmolive Co.	4,200	332
Procter & Gamble Co. (The)	10,660	652

Total		984

Industrial Conglomerates 2.10%

General Electric Co.	59,330	956

Insurance 1.98%

MetLife, Inc.	12,650	532
Principal Financial Group, Inc.	2,150	55
Prudential Financial, Inc.	5,510	316

Total		903

Machinery 3.20%

Caterpillar, Inc.	7,570	528
Eaton Corp.	5,902	463
Joy Global, Inc.	1,590	94
Parker Hannifin Corp.	5,980	371

Total		1,456

Media 5.07%

News Corp. Class A	30,790	402
Time Warner Cable, Inc.	6,673	381
Time Warner, Inc.	14,260	449
Viacom, Inc. Class B	8,970	296
Walt Disney Co. (The)	23,170	781

Total		2,309

Metals & Mining 2.49%

Cliffs Natural Resources, Inc.	5,970	338
Freeport-McMoRan Copper & Gold, Inc.	5,990	429
Nucor Corp.	1,790	70
United States Steel Corp.	6,690	297

Total		1,134

Multi-Line Retail 1.97%

J.C. Penney Co., Inc.	11,890	293
Kohl’s Corp.*	3,390	162
Target Corp.	8,640	443

Total		898

Oil, Gas & Consumable Fuels 12.43%

Anadarko Petroleum Corp.	6,030	296
Apache Corp.	3,920	375
BP plc ADR	2,750	106
Cenovus Energy, Inc. (Canada)(a)	1,930	54
Chevron Corp.	15,530	1,184
Devon Energy Corp.	2,860	179
El Paso Corp.	18,960	234
EnCana Corp. (Canada)(a)	1,930	59
EOG Resources, Inc.	2,080	203
Exxon Mobil Corp.	10,781	643
Hess Corp.	16,350	876
Occidental Petroleum Corp.	7,950	620
Range Resources Corp.	3,430	127
Southwestern Energy Co.*	4,740	173
Suncor Energy, Inc. (Canada)(a)	16,120	531

Total		5,660

Pharmaceuticals 7.22%

Abbott Laboratories	6,630	325
Johnson & Johnson	11,290	656
Merck & Co., Inc.	27,420	945
Pfizer, Inc.	70,680	1,060
Teva Pharmaceutical Industries Ltd. ADR	6,180	302

Total		3,288

Real Estate Investment Trusts 0.87%

Host Hotels & Resorts, Inc.	27,458	394

Road & Rail 2.14%
Hertz Global Holdings, Inc.*	57,700	677
Union Pacific Corp.	4,000	299

Total		976

Semiconductors & Semiconductor Equipment 2.13%

Intel Corp.	23,280	480
Micron Technology, Inc.*	30,960	225
Texas Instruments, Inc.	10,660	263

Total		968

Software 2.66%

Activision Blizzard, Inc.	24,650	293
Adobe Systems, Inc.*	21,410	615
Microsoft Corp.	4,900	126
Oracle Corp.	7,560	179

Total		1,213

Specialty Retail 0.46%

Best Buy Co., Inc.	6,080	211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND July 31, 2010

Investments	Shares	Value (000)
Tobacco 1.07%

Altria Group, Inc.	9,810	$217
Philip Morris International, Inc.	5,270	269

Total		486

Wireless Telecommunication Services 0.38%

Crown Castle International Corp.*	4,370	173

Total Investments in Common Stocks 103.61% (cost $42,122,112)		47,185

Liabilities in Excess of Cash and Other Assets (3.61%)		(1,644)

Net Assets 100.00%		$45,541

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND July 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 94.79%

Aerospace & Defense 1.57%

GeoEye, Inc.*	40,000	$1,381

Auto Components 1.88%

Westport Innovations, Inc. (Canada)*(a)	83,314	1,657

Beverages 0.97%

Boston Beer Co., Inc. (The) Class A*	12,300	853

Building Products 1.15%

Trex Co., Inc.*	46,900	1,018

Capital Markets 1.37%

Financial Engines, Inc.*	82,277	1,205

Chemicals 2.05%

ChemSpec International Ltd. ADR	61,429	491
STR Holdings, Inc.*	58,710	1,315

Total		1,806

Commercial Banks 3.14%

Columbia Banking System, Inc.	38,000	695
Texas Capital Bancshares, Inc.*	40,800	681
Western Alliance Bancorp*	191,800	1,394

Total		2,770

Commercial Services & Supplies 0.13%

EnerNOC, Inc.*	3,368	112

Computers & Peripherals 2.22%

Netezza Corp.*	116,113	1,800
Stratasys, Inc.*	7,148	162

Total		1,962

Construction & Engineering 0.45%

MYR Group, Inc.*	12,937	217
Orion Marine Group, Inc.*	14,750	183

Total		400

Diversified Consumer Services 1.33%

K12, Inc.*	44,912	1,170

Diversified Financial Services 2.54%

Encore Capital Group, Inc.*	52,000	1,144
MarketAxess Holdings, Inc.	77,300	1,099

Total		2,243

Electrical Equipment 1.50%

Harbin Electric, Inc. (China)*(a)	72,246	1,327

Electronic Equipment, Instruments & Components 3.55%

FARO Technologies, Inc.*	38,880	800
Hollysys Automation Technologies Ltd. (China)*(a)	40,173	392
IPG Photonics Corp.*	80,459	1,296
Maxwell Technologies, Inc.*	51,164	647

Total		3,135

Health Care Equipment & Supplies 16.92%

Alphatec Holdings, Inc.*	216,900	918
Cyberonics, Inc.*	55,700	1,327
DexCom, Inc.*	140,647	1,570
DynaVox, Inc. Class A*	33,000	512
Endologix, Inc.*	250,783	1,146
HeartWare International, Inc.*	20,500	1,321
Insulet Corp.*	77,264	1,143
MAKO Surgical Corp.*	34,100	374
Micrus Endovascular Corp.*	94,800	2,205
Neogen Corp.*	56,000	1,672
NxStage Medical, Inc.*	173,529	2,740

Total		14,928

Health Care Providers & Services 1.06%

Bio-Reference Laboratories, Inc.*	44,702	937

Hotels, Restaurants & Leisure 3.16%

7 Days Group Holdings Ltd. ADR*	78,900	867
BJ’s Restaurants, Inc.*	40,848	1,042
Peet’s Coffee & Tea, Inc.*	21,700	882

Total		2,791

Household Durables 1.00%
iRobot Corp.*	43,200	880

Information Technology Services 0.86%

hiSoft Technology International Ltd. ADR*	63,267	759

Internet & Catalog Retail 3.20%

drugstore.com, Inc.*	288,900	797
Overstock.com, Inc.*	51,499	1,018
Shutterfly, Inc.*	40,300	1,011

Total		2,826

Internet Software & Services 10.49%

Ancestry.com, Inc.*	64,400	1,271
Constant Contact, Inc.*	69,613	1,357
KIT Digital, Inc.*	72,200	707
Limelight Networks, Inc.*	225,400	958
LivePerson, Inc.*	104,400	735
LogMeIn, Inc.*	47,800	1,362
OpenTable, Inc.*	49,781	2,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND July 31, 2010

Investments	Shares	Value (000)
Internet Software & Services (continued)

Perficient, Inc.*	73,500	$636

Total		9,251

Leisure Equipment & Products 0.99%

Shuffle Master, Inc.*	99,200	872

Machinery 3.28%

Chart Industries, Inc.*	39,646	706
China Valves Technology, Inc. (China)*(a)	101,222	1,077
RBC Bearings, Inc.*	36,140	1,108

Total		2,891

Media 1.12%

IMAX Corp. (Canada)*(a)	63,605	984

Metals & Mining 0.74%

Gulf Resources, Inc. (China)*(a)	74,970	649

Oil, Gas & Consumable Fuels 2.00%

Clean Energy Fuels Corp.*	37,225	703
Kodiak Oil & Gas Corp.*	317,200	1,063

Total		1,766

Pharmaceuticals 0.98%

Eurand NV (Netherlands)*(a)	108,200	860

Professional Services 2.36%

Kforce, Inc.*	82,795	1,119
TrueBlue, Inc.*	75,000	965

Total		2,084

Real Estate Management & Development 1.43%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	44,300	1,257

Semiconductors & Semiconductor Equipment 8.72%

Alpha & Omega Semiconductor, Inc.*	85,300	1,059
ANADIGICS, Inc.*	168,181	738
Cavium Networks, Inc.*	28,560	766
JinkoSolar Holding Co. Ltd. ADR*	74,100	1,084
MaxLinear, Inc. Class A*	13,024	163
Renesola Ltd. ADR*	205,900	1,561
Rubicon Technology, Inc.*	48,900	1,479
Veeco Instruments, Inc.*	19,400	840

Total		7,690

Software 5.76%

Sourcefire, Inc.*	51,592	1,101
Synchronoss Technologies, Inc.*	74,787	1,458
Taleo Corp. Class A*	32,800	807
VanceInfo Technologies, Inc. ADR*	67,672	1,718

Total		5,084

Specialty Retail 6.87%

Citi Trends, Inc.*	35,000	1,099
hhgregg, Inc.*	35,233	715
Lumber Liquidators Holdings, Inc.*	33,700	836
Monro Muffler Brake, Inc.	24,900	1,022
Rue21, Inc.*	27,236	826
Vitamin Shoppe, Inc.*	32,054	876
Zumiez, Inc.*	37,563	687

Total		6,061

Total Common Stocks (cost $70,648,779)		83,609

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.60%

Repurchase Agreement

Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $4,150,000 of Federal National Mortgage Assoc. at 0.25% due 5/2/2011; value: $4,139,625; proceeds: $4,057,330 (cost $4,057,323)	$4,057	4,057

Total Investments in Securities 99.39% (cost $74,706,102)		87,666

Other Assets in Excess of Liabilities 0.61%		540

Net Assets 100.00%		$88,206

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND July 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 96.53%

Aerospace & Defense 1.16%

Global Defense Technology & Systems, Inc.*	103,300	$1,252

Auto Components 5.10%

Amerigon, Inc.*	128,437	1,272
Commercial Vehicle Group, Inc.*	174,528	1,963
Drew Industries, Inc.*	73,400	1,551
Modine Manufacturing Co.*	72,692	738

Total		5,524

Chemicals 5.34%

Balchem Corp.	57,700	1,526
KMG Chemicals, Inc.	89,048	1,351
LSB Industries, Inc.*	92,700	1,343
Quaker Chemical Corp.	44,400	1,566

Total		5,786

Commercial Banks 8.91%

Bancorp Rhode Island, Inc.	42,449	1,239
Bryn Mawr Bank Corp.	50,182	933
Centerstate Banks, Inc.	137,800	1,215
Metro Bancorp, Inc.*	60,977	775
MidSouth Bancorp, Inc.	106,676	1,391
Sandy Spring Bancorp, Inc.	90,400	1,531
SCBT Financial Corp.	28,400	915
Sterling Bancorp	115,800	1,130
Washington Banking Co.	36,911	532

Total		9,661

Commercial Services & Supplies 7.55%

McGrath RentCorp	54,800	1,278
Metalico, Inc.*	214,619	899
Mobile Mini, Inc.*	101,500	1,740
Multi-Color Corp.	114,632	1,497
Perma-Fix Environmental Services, Inc.*	234,922	423
Standard Parking Corp.*	65,300	1,114
Team, Inc.*	86,700	1,231

Total		8,182

Communications Equipment 2.90%

Anaren, Inc.*	88,700	1,403
Bel Fuse, Inc. Class B	73,800	1,740

Total		3,143

Computers & Peripherals 2.18%

Electronics for Imaging, Inc.*	61,600	656
Rimage Corp.*	101,300	1,710

Total		2,366

Construction & Engineering 5.65%

Great Lakes Dredge & Dock Co.	224,025	1,255
Michael Baker Corp.*	42,326	1,642
MYR Group, Inc.*	76,400	1,284
Orion Marine Group, Inc.*	86,800	1,078
Sterling Construction Co., Inc.*	69,400	860

Total		6,119

Diversified Consumer Services 1.38%

CPI Corp.	60,400	1,500

Diversified Financial Services 1.38%

Marlin Business Services Corp.*	133,691	1,495

Electrical Equipment 1.01%

II-VI, Inc.*	32,060	1,099

Electronic Equipment, Instruments & Components 4.89%

CTS Corp.	110,825	1,036
Mercury Computer Systems, Inc.*	117,400	1,550
Methode Electronics, Inc.	77,200	825
Spectrum Control, Inc.*	125,200	1,889

Total		5,300

Energy Equipment & Services 0.75%

Tesco Corp. (Canada)*(a)	59,300	812

Food Products 2.85%

Overhill Farms, Inc.*	594,457	3,091

Gas Utilities 1.43%

Chesapeake Utilities Corp.	46,700	1,552

Health Care Equipment & Supplies 6.32%

ICU Medical, Inc.*	41,200	1,533
Medical Action Industries, Inc.*	227,398	3,115
Merit Medical Systems, Inc.*	97,200	1,645
TomoTherapy, Inc.*	168,000	559

Total		6,852

Health Care Providers & Services 3.09%

Addus HomeCare Corp.*	193,900	1,032
American Dental Partners, Inc.*	158,936	1,821
Healthspring, Inc.*	26,384	496

Total		3,349

Hotels, Restaurants & Leisure 1.88%

Marcus Corp. (The)	67,231	820
Rubio’s Restaurants, Inc.*	140,019	1,213

Total		2,033

Household Products 0.39%

Central Garden & Pet Co.*	40,353	420

Insurance 2.63%

American Physicians Service Group, Inc.	64,831	1,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND July 31, 2010

Investments	Shares	Value (000)
Insurance (continued)

Donegal Group, Inc. Class A	97,133	$1,142

Total		2,854

Leisure Equipment & Products 0.76%

RC2 Corp.*	49,700	823

Life Sciences Tools & Services 1.12%

Kendle International, Inc.*	99,000	1,219

Machinery 5.50%

Columbus McKinnon Corp.*	85,500	1,345
Dynamic Materials Corp.	43,500	639
EnPro Industries, Inc.*	38,900	1,165
L. B. Foster Co. Class A*	49,761	1,522
RBC Bearings, Inc.*	42,120	1,292

Total		5,963

Metals & Mining 1.43%

A. M. Castle & Co.*	14,606	216
Universal Stainless & Alloy Products, Inc.*	58,400	1,333

Total		1,549

Oil, Gas & Consumable Fuels 0.76%

Approach Resources, Inc.*	122,000	822

Professional Services 6.14%

Barrett Business Services, Inc.	101,700	1,521
Exponent, Inc.*	50,439	1,665
ICF International, Inc.*	22,700	522
Kforce, Inc.*	107,400	1,451
SFN Group, Inc.*	200,300	1,500

Total		6,659

Road & Rail 2.54%

Celadon Group, Inc.*	86,300	1,350
Marten Transport Ltd.*	61,703	1,402

Total		2,752

Software 2.90%

Radiant Systems, Inc.*	221,527	3,148

Specialty Retail 5.01%

America’s Car-Mart, Inc.*	56,600	1,318
Monro Muffler Brake, Inc.	39,850	1,636
Pacific Sunwear of California, Inc.*	252,000	1,018
Pier 1 Imports, Inc.*	209,300	1,463

Total		5,435

Thrifts & Mortgage Finance 1.77%

Radian Group, Inc.	113,000	972
Territorial Bancorp, Inc.	52,200	951

Total		1,923

Trading Companies & Distributors 1.40%

Rush Enterprises, Inc. Class B*	116,050	1,519

Water Utilities 0.41%

Connecticut Water Service, Inc.	19,100	443

Total Common Stocks (cost $93,432,981)		104,645

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.55%

Repurchase Agreement

Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $3,920,000 of Federal Home Loan Bank at 0.54% due 5/24/2011; value: $3,929,727; proceeds: $3,849,358 (cost $3,849,352)	$3,849	3,849

Total Investments in Securities 100.08% (cost $97,282,333)		108,494

Liabilities in Excess of Other Assets (0.08%)		(87)

Net Assets 100.00%		$108,407

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND July 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 92.25%

Aerospace & Defense 1.76%

Curtiss-Wright Corp.	200,200	$6,064
Hexcel Corp.*	559,136	10,450

Total		16,514

Air Freight & Logistics 2.31%

Atlas Air Worldwide Holdings, Inc.*	186,200	10,889
C.H. Robinson Worldwide, Inc.	165,600	10,797

Total		21,686

Auto Components 0.72%

Gentex Corp.	349,000	6,725

Automobiles 0.59%
Harley-Davidson, Inc.	201,903	5,498

Building Products 0.52%

Trex Co., Inc.*	223,800	4,857

Capital Markets 1.15%

Lazard Ltd. Class A	362,300	10,749

Chemicals 3.58%

Albemarle Corp.	428,420	18,688
Olin Corp.	733,500	14,890

Total		33,578

Commercial Banks 8.77%

Comerica, Inc.	412,491	15,823
Commerce Bancshares, Inc.	316,318	12,384
Cullen/Frost Bankers, Inc.	114,300	6,311
East West Bancorp, Inc.	350,100	5,458
Fifth Third Bancorp	561,200	7,133
First Financial Bancorp	828,701	13,176
Huntington Bancshares, Inc.	533,600	3,234
KeyCorp	1,432,500	12,119
Webster Financial Corp.	357,400	6,662

Total		82,300

Commercial Services & Supplies 2.37%

Tetra Tech, Inc.*	447,000	9,374
Waste Connections, Inc.*	337,100	12,867

Total		22,241

Computers & Peripherals 1.56%

Diebold, Inc.	209,100	5,984
QLogic Corp.*	541,807	8,626

Total		14,610

Construction & Engineering 2.71%

Chicago Bridge & Iron Co. NV (Netherlands)*(a)	372,000	8,374
EMCOR Group, Inc.*	322,600	8,391
Jacobs Engineering Group, Inc.*	236,800	8,660

Total		25,425

Diversified Financial Services 1.10%

CIT Group, Inc.*	283,400	10,304

Electric: Utilities 1.37%

Cleco Corp.	451,200	12,882

Electrical Equipment 3.76%

AMETEK, Inc.	276,000	12,219
EnerSys*	590,454	14,301
Roper Industries, Inc.	139,600	8,725

Total		35,245

Electronic Equipment, Instruments & Components 2.01%

Amphenol Corp. Class A	185,700	8,319
Plexus Corp.*	361,300	10,550

Total		18,869

Energy Equipment & Services 4.00%

Bristow Group, Inc.*	245,452	8,206
Key Energy Services, Inc.*	1,001,700	9,676
Oceaneering International, Inc.*	126,200	6,244
Superior Energy Services, Inc.*	362,900	8,271
Weatherford International Ltd. (Switzerland)*(a)	319,900	5,182

Total		37,579

Food Products 0.67%

J.M. Smucker Co. (The)	103,100	6,333

Gas Utilities 0.72%

UGI Corp.	249,200	6,718

Health Care Equipment & Supplies 1.34%

Kinetic Concepts, Inc.*	112,826	4,006
Teleflex, Inc.	151,500	8,586

Total		12,592

Health Care Providers & Services 2.55%

AmerisourceBergen Corp.	77,800	2,332
DaVita, Inc.*	78,000	4,471
LifePoint Hospitals, Inc.*	321,500	9,938
McKesson Corp.	114,000	7,161

Total		23,902

Hotels, Restaurants & Leisure 1.33%

Darden Restaurants, Inc.	185,800	7,783
Hyatt Hotels Corp. Class A*	121,300	4,744

Total		12,527

Household Durables 1.64%

Fortune Brands, Inc.	350,900	15,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND July 31, 2010

Investments	Shares	Value (000)
Information Technology Services 7.62%

Alliance Data Systems Corp.*	226,600	$13,025
Amdocs Ltd. (Guernsey)*(a)	477,998	13,064
Fiserv, Inc.*	266,859	13,370
Global Payments, Inc.	164,322	6,200
Lender Processing Services, Inc.	284,700	9,093
Sapient Corp.	1,525,727	16,783

Total		71,535

Insurance 2.40%

HCC Insurance Holdings, Inc.	400,072	10,450
PartnerRe Ltd.	166,600	12,057

Total		22,507

Life Sciences Tools & Services 1.17%

PerkinElmer, Inc.	566,400	11,022

Machinery 2.71%

Actuant Corp. Class A	247,900	5,112
RBC Bearings, Inc.*	204,580	6,274
WABCO Holdings, Inc.*	363,500	14,060

Total		25,446

Marine 0.62%

Kirby Corp.*	151,438	5,821

Media 2.85%

Interpublic Group of Cos., Inc. (The)*	2,047,800	18,717
Meredith Corp.	253,800	8,058

Total		26,775

Metals & Mining 5.16%

Agnico-Eagle Mines Ltd. (Canada)(a)	219,300	12,226
Carpenter Technology Corp.	212,776	7,437
Gerdau Ameristeel Corp.*	397,400	4,359
IAMGOLD Corp. (Canada)(a)	617,800	9,767
Metals USA Holdings Corp.*	142,990	1,772
Reliance Steel & Aluminum Co.	326,300	12,817

Total		48,378

Multi-Utilities 1.03%

Wisconsin Energy Corp.	177,283	9,623

Oil, Gas & Consumable Fuels 2.51%

Concho Resources, Inc.*	187,800	11,264
Petrohawk Energy Corp.*	286,500	4,518
Range Resources Corp.	209,300	7,769

Total		23,551

Pharmaceuticals 2.19%

Warner Chilcott plc Class A (Ireland)*(a)	229,500	5,875
Watson Pharmaceuticals, Inc.*	362,800	14,693

Total		20,568

Professional Services 1.21%

Robert Half International, Inc.	156,300	3,936
TrueBlue, Inc.*	577,100	7,427

Total		11,363

Real Estate Investment Trusts 2.59%

DiamondRock Hospitality Co.*	663,438	6,157
Duke Realty Corp.	695,700	8,321
DuPont Fabros Technology, Inc.	200,568	5,062
Host Hotels & Resorts, Inc.	332,099	4,762

Total		24,302

Road & Rail 5.27%

Con-way, Inc.	277,000	9,332
Genesee & Wyoming, Inc. Class A*	215,900	8,826
Heartland Express, Inc.	650,929	10,428
Kansas City Southern*	283,400	10,401
Knight Transportation, Inc.	502,000	10,502

Total		49,489

Semiconductors & Semiconductor Equipment 1.89%

Cypress Semiconductor Corp.*	926,600	9,822
Lam Research Corp.*	187,200	7,898

Total		17,720

Software 2.67%

Autodesk, Inc.*	177,800	5,252
Nuance Communications, Inc.*	466,700	7,705
Rovi Corp.*	271,777	12,094

Total		25,051

Specialty Retail 1.88%

Dress Barn, Inc. (The)*	278,349	6,875
Regis Corp.	706,952	10,767

Total		17,642

Textiles, Apparel & Luxury Goods 1.95%

K-Swiss, Inc. Class A*	55,768	666
Phillips-Van Heusen Corp.	154,600	8,022
Skechers U.S.A., Inc. Class A*	259,300	9,618

Total		18,306

Total Common Stocks (cost $793,299,591)		865,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND July 31, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 6.76%

Repurchase Agreement

Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $64,880,000 of Federal National Mortgage Assoc. at 0.27% due 4/25/2011; value: $64,717,800; proceeds: $63,448,287 (cost $63,448,181)	$63,448	$63,448

Total Investments in Securities 99.01% (cost $856,747,772)		929,079

Other Assets in Excess of Liabilities 0.99%		9,266

Net Assets 100.00%		$938,345

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its

Notes to Schedule of Investments (unaudited)(continued)

instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing each Fund’s investments carried at value:

	Alpha Strategy Fund				Fundamental Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$—	$—	$—	$—	$2,780,428	$—	$—	$2,780,428
Investments in Underlying Funds	727,797	—	—	727,797	—	—	—	—
Repurchase Agreement	—	710	—	710	—	34,833	—	34,833

Total	$727,797	$710	$—	$728,507	$2,780,428	$34,833	$—	$2,815,261

	International Core Equity Fund				International Dividend Income Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$856,781	$—	$—	$856,781	$369,615	$—	$—	$369,615
Preferred Stock	13,286	—	—	13,286	—	—	—	—
Convertible Bond	—	—	—	—	—	608	—	608
Repurchase Agreement	—	14,079	—	14,079	—	6,185	—	6,185

Total	$870,067	$14,079	$—	$884,146	$369,615	$6,793	$—	$376,408

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$5,260,828	$—	$5,260,828	$—	$—	$—	$—
Liabilities	—	(884,121)	—	(884,121)	—	(765,986)	—	(765,986)

Total	$—	$4,376,707	$—	$4,376,707	$—	$(765,986)	$—	$(765,986)

Notes to Schedule of Investments (unaudited)(continued)

	International Opportunities Fund				Large Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$319,380	$—	$—	$319,380	$47,185	$—	$—	$47,185
Preferred Stocks	5,736	—	—	5,736	—	—	—	—
Repurchase Agreement	—	7,909	—	7,909	—	—	—	—

Total	$325,116	$7,909	$—	$333,025	$47,185	$—	$—	$47,185

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$524,791	$—	$524,791	$—	$—	$—	$—
Liabilities	—	(1,106,066)	—	(1,106,066)	—	—	—	—

Total	$—	$(581,275)	$—	$(581,275)	$—	$—	$—	$—

	Micro Cap Growth Fund				Micro Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$83,609	$—	$—	$83,609	$104,645	$—	$—	$104,645
Repurchase Agreement	—	4,057	—	4,057	—	3,849	—	3,849

Total	$83,609	$4,057	$—	$87,666	$104,645	$3,849	$—	$108,494

	Value Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$865,631	$—	$—	$865,631
Repurchase Agreement	—	63,448	—	63,448

Total	$865,631	$63,448	$—	$929,079

*	See Schedule of Investments for values in each industry.

As of October 31, 2009, International Core Equity Fund, International Dividend Income Fund and Internatonal Opportunities Fund utilized adjusted valuations of foreign securities (as described in Note 2a) to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC, which resulted in Level 2 inputs for substantially all foreign securities. As of July 31, 2010, each Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded. Accordingly, the valuations of foreign securities as of July 31, 2010 were categorized as Level 1 inputs. During the period ended July 31, 2010, all foreign securities held by each Fund that were classified as Level 2 as of October 31, 2009 that remain on the portfolio as of July 31, 2010 were transferred from Level 2 to Level 1. As of October 31, 2009, the value of foreign securities included in Level 2 for each fund were approximately $718,547,000, $228,940,000 and $248,542,000, respectively.

(g)	Disclosures about Derivative Instruments and Hedging Activities–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended July 31, 2010 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of forward foreign currency exchange contracts as of and for the period ended July 31, 2010:

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	$5,260,828	$884,121
International Dividend Income Fund	—	765,986
International Opportunities Fund	524,791	1,106,066

3. FEDERAL TAX INFORMATION

As of July 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
Tax cost	$761,858,285	$2,619,180,662	$843,976,061

Gross unrealized gain	11,438,636	276,430,157	78,943,590
Gross unrealized loss	(44,789,926)	(80,350,115)	(38,773,544)

Net unrealized security gain (loss)	$(33,351,290)	$196,080,042	$40,170,046

	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$374,906,118	$308,256,927	$44,394,562

Gross unrealized gain	13,601,253	39,421,146	4,676,450
Gross unrealized loss	(12,099,289)	(14,653,445)	(1,886,038)

Net unrealized security gain	$1,501,964	$24,767,701	$2,790,412

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$75,091,206	$97,397,073	$858,674,935

Gross unrealized gain	16,229,791	16,653,033	96,044,824
Gross unrealized loss	(3,655,016)	(5,555,715)	(25,640,825)

Net unrealized security gain	$12,574,775	$11,097,318	$70,403,999

The difference between book-basis and tax-basis unrealized gains (losses) is attributed to the tax treatment of certain securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Alpha Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended July 31, 2010:

Affiliated Issuer	Balance of Shares Held at 10/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2010	Value at 7/31/2010	Net Realized Gain (Loss) 11/1/2009 to 7/31/2010	Dividend Income 11/1/2009 to 7/31/2010
Lord Abbett Developing Growth Fund, Inc. - Class I	7,156,495	1,266,179	(101,514)	8,321,160	$145,453,877	$146,343	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	10,433,369	3,166,163	(306,489)	13,293,043	153,933,441	(342,249)	1,225,921
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	4,337,360	977,132	—	5,314,492	71,958,228	—	—

Notes to Schedule of Investments (unaudited)(concluded)

Affiliated Issuer	Balance of Shares Held at 10/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2010	Value at 7/31/2010	Net Realized Gain (Loss) 11/1/2009 to 7/31/2010	Dividend Income 11/1/2009 to 7/31/2010
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	2,756,555	457,353	(8,532)	3,025,376	72,217,127	(37,116)	—
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I	4,158,858	1,061,503	—	5,220,361	69,535,210	—	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	4,433,179	759,466	—	5,192,645	144,407,463	—	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	4,420,868	809,139	—	5,230,007	70,291,297	—	—

Total					$727,796,643	$(233,022)	$1,225,921

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2010, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	19.99%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.15%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	9.89%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	9.92%
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I	9.55%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	19.84%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	9.66%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Aruba Networks, Inc.	1.89%
OpenTable, Inc.	1.89%
Netezza Corp.	1.75%
NetLogic Microsystems, Inc.	1.75%
Salix Pharmaceuticals, Ltd.	1.58%
Thoratec Corp.	1.51%
SuccessFactors, Inc.	1.45%
EnerNOC, Inc.	1.45%
Portfolio Recovery Associates, Inc.	1.33%
Chipotle Mexican Grill, Inc.	1.33%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.48%
Energy	2.56%
Financials	8.14%
Health Care	16.33%
Industrials	15.71%
Information Technology	31.16%
Materials	2.57%
Short-Term Investment	4.05%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Megaworld Corp.	1.56%
Rheinmetall AG	1.55%
Azimut Holding SpA	1.51%
Schroders plc	1.51%
Metropolitan Bank & Trust Co.	1.49%
FP Corp.	1.48%
Symrise GmbH & Co. AG	1.47%
Equinox Minerals Ltd.	1.43%
ZEON Corp.	1.43%
bwin Interactive Entertainment AG	1.42%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.01%
Consumer Staples	9.98%
Energy	4.65%
Financials	12.83%
Health Care	4.92%
Industrials	17.45%
Information Technology	10.40%
Materials	9.12%
Telecommunication Services	0.67%
Utilities	5.60%
Short-Term Investment	2.37%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust - Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments
NxStage Medical, Inc.	3.13%
OpenTable, Inc.	2.54%
Micrus Endovascular Corp.	2.52%
Netezza Corp.	2.05%
VanceInfo Technologies, Inc.	1.96%
Neogen Corp.	1.91%
Westport Innovations, Inc.	1.89%
DexCom, Inc.	1.79%
Renesola Ltd.	1.78%
Rubicon Technology, Inc.	1.69%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.67%
Consumer Staples	0.97%
Energy	2.01%
Financials	8.53%
Health Care	19.08%
Industrials	10.51%
Information Technology	31.80%
Materials & Processing	2.80%
Short-Term Investment	4.63%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Micro-Cap Value Fund

Ten Largest Holdings	% of Investments
Radiant Systems, Inc.	2.90%
Medical Action Industries, Inc.	2.87%
Overhill Farms, Inc.	2.85%
Commercial Vehicle Group, Inc.	1.81%
Spectrum Control, Inc.	1.74%
American Dental Partners, Inc.	1.68%
Bel Fuse, Inc. Class B	1.60%
Mobile Mini, Inc.	1.60%
American Physicians Service Group, Inc.	1.58%
Rimage Corp.	1.58%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.11%
Consumer Staples	3.24%
Energy	1.51%
Financials	14.69%
Health Care	10.52%
Industrials	30.92%
Information Technology	12.86%
Materials	6.76%
Utilities	1.84%
Short-Term Investment	3.55%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Blend Trust - Small-Cap Blend Fund

Ten Largest Holdings	% of Investments
Kforce, Inc.	2.18%
Watsco, Inc.	2.08%
CLARCOR, Inc.	2.06%
EXCO Resources, Inc.	1.90%
Sykes Enterprises, Inc.	1.89%
Cooper Cos., Inc. (The)	1.88%
OptionsXpress Holdings, Inc.	1.85%
Jones Lang LaSalle, Inc.	1.79%
Briggs & Stratton Corp.	1.79%
Semtech Corp.	1.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.40%
Consumer Staples	2.04%
Energy	2.94%
Financials	18.55%
Health Care	12.56%
Industrials	27.27%
Information Technology	13.55%
Materials	4.69%
Short-Term Investment	3.00%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc. - Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Hexcel Corp.	2.63%
Olin Corp.	2.46%
Cabot Corp.	1.89%
Baldor Electric Co.	1.71%
Atlas Air Worldwide Holdings, Inc.	1.51%
Chicago Bridge & Iron Co. NV	1.50%
Curtiss-Wright Corp.	1.49%
Ferro Corp.	1.42%
Heartland Express, Inc.	1.37%
Reliance Steel & Aluminum Co.	1.35%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.28%
Consumer Staples	2.50%
Energy	4.10%
Financials	17.57%
Health Care	8.92%
Industrials	27.47%
Information Technology	12.21%
Materials	13.20%
Utilities	0.90%
Short-Term Investment	3.85%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
Interpublic Group of Cos., Inc. (The)	2.01%
Albemarle Corp.	2.01%
Sapient Corp.	1.81%
Comerica, Inc.	1.70%
Fortune Brands, Inc.	1.66%
Olin Corp.	1.60%
Watson Pharmaceuticals, Inc.	1.58%
EnerSys	1.54%
WABCO Holdings, Inc.	1.51%
Fiserv, Inc.	1.44%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.07%
Consumer Staples	0.68%
Energy	6.58%
Financials	16.16%
Health Care	7.33%
Industrials	23.47%
Information Technology	15.91%
Materials	8.82%
Utilities	3.15%
Short-Term Investment	6.83%

Total	100.00%

*	A sector may comprise several industries

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: September 27, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: September 27, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: September 27, 2010